Financial Liabilities - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities
Non-current bonds	€ 2,577,465	€ 2,675,000
Senior secured debt	3,296,025	3,335,415
Other loans	480,836	183,771
Other non-current financial liabilities	838,826	10,272
Non-current lease liabilities	825,157	690,857
Loan transaction costs	(249,359)	(293,215)
Total non-current financial liabilities	7,768,950	6,602,100
Current bonds	2,270,474	125,843
Senior secured debt		34,035
Other loans	165,139	170,730
Other current financial liabilities	43,234	105,041
Current financial derivatives	875
Current lease liabilities	48,567	42,642
Loan transaction costs	(89,998)	(53,679)
Total current financial liabilities	€ 2,438,291	€ 424,612